Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Expenses

The detail of the line item “Other expenses, net” in 2017, 2016 and 2015 was as follows:

		2017	2016	2015
Impairment losses[1]	Ps	(2,936)	(2,518)	(1,517)
Restructuring costs[2]		(843)	(778)	(845)
Charitable contributions		(127)	(93)	(60)
Results from the sale of assets and others, net[3]		91	1,719	(610)

	Ps	(3,815)	(1,670)	(3,032)

1	In 2017, 2016 and 2015, among others, includes impairment losses of fixed assets for approximately Ps984, Ps1,899 and Ps1,145, respectively, as well as impairment losses of goodwill in 2017 for Ps1,920 (notes 13.2, 14 and 15).
2	In 2017, 2016 and 2015, restructuring costs mainly refer to severance payments.
3	In 2017, includes an expense in Colombian pesos equivalent to approximately Ps491 (US$25) for a penalty imposed by the Commerce and Industry Superintendence in Colombia in connection with a market investigation (note 24.2).